Schedule of Investments (unaudited)	iShares® MSCI China Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
EHang Holdings Ltd., ADR(a)	17,928	$484,235
Air Freight & Logistics — 0.2%
BEST Inc., ADR(a)	166,580	236,544
Auto Components — 2.6%
Chaowei Power Holdings Ltd.	433,000	154,598
Nexteer Automotive Group Ltd.	742,000	912,606
Prinx Chengshan Cayman Holding Ltd.	114,000	129,117
Tianneng Power International Ltd.(b)	572,000	1,051,217
Wuling Motors Holdings Ltd.	1,080,000	258,811
Xingda International Holdings Ltd.	811,000	223,426
		2,729,775
Automobiles — 1.0%
Niu Technologies, ADR(a)(b)	25,524	850,460
Qingling Motors Co. Ltd., Class H	608,000	142,451
		992,911
Beverages — 0.3%
China Foods Ltd.	760,000	310,449
China Huiyuan Juice Group Ltd.(a)(c)	81,000	0	(d)
		310,449
Biotechnology — 4.1%
Alphamab Oncology(a)(e)	324,000	841,830
Ascentage Pharma Group International(a)(e)	115,200	707,773
Ascletis Pharma Inc.(a)(e)	304,000	149,032
Beyondspring Inc.(a)(b)	19,484	202,049
CStone Pharmaceuticals(a)(e)	398,000	687,317
Essex Bio-Technology Ltd.	266,000	182,340
Genetron Holdings Ltd.(a)(b)	14,946	316,407
Immunotech Biopharm Ltd.(a)(b)	83,000	191,131
JHBP CY Holdings Ltd.(a)(e)	126,000	274,893
JW Cayman Therapeutics Co. Ltd.(a)(e)	72,000	270,050
Shanghai Haohai Biological Technology Co. Ltd., Class H(e)	34,200	433,599
		4,256,421
Building Products — 0.3%
China Fangda Group Co. Ltd., Class B	266,850	102,432
Luoyang Glass Co. Ltd., Class H(a)	216,000	167,389
		269,821
Capital Markets — 0.4%
China Renaissance Holdings Ltd.(e)	141,100	399,564
Chemicals — 3.7%
China BlueChemical Ltd., Class H	1,500,000	471,531
China Longevity Group Co. Ltd.(a)(c)	96,000	16,947
China Lumena New Materials Corp.(a)(b)(c)	21,700	70,237
China Sanjiang Fine Chemicals Co. Ltd.	540,000	221,955
China XLX Fertiliser Ltd.	344,000	153,156
Dongyue Group Ltd.	980,000	788,299
Fufeng Group Ltd.	1,299,600	436,882
Huabao International Holdings Ltd.(b)	777,000	1,255,295
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	335,393	174,043
Sinofert Holdings Ltd.	1,784,000	238,830
		3,827,175
Commercial Services & Supplies — 1.1%
Beijing Enterprises Urban Resources Group Ltd.(a)	1,672,000	264,630
Binjiang Service Group Co. Ltd.	72,000	264,556
CT Environmental Group Ltd.(a)(c)	600,000	26,285

Security	Shares	Value

Commercial Services & Supplies (continued)
Dynagreen Environmental Protection Group Co. Ltd., Class H	340,000	$159,767
Times Neighborhood Holdings Ltd.(b)	469,000	383,219
		1,098,457
Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	248,400	117,063
Construction & Engineering — 1.9%
Changsha Broad Homes Industrial Group Co Ltd., Class H(b)(e)	79,800	173,789
China Machinery Engineering Corp., Class H	737,000	329,650
Greentown Management Holdings Co. Ltd.(a)(e)	433,000	305,594
Hebei Construction Group Corp. Ltd., Class H	390,500	139,376
ReneSola Ltd., ADR(a)	28,836	235,013
Sinopec Engineering Group Co. Ltd., Class H	1,260,000	798,735
		1,982,157
Construction Materials — 0.7%
Asia Cement China Holdings Corp.	393,500	373,306
West China Cement Ltd.	1,884,000	325,368
		698,674
Consumer Finance — 3.1%
Differ Group Holding Co. Ltd.(a)(b)	2,318,000	573,884
FinVolution Group, ADR	94,397	709,865
LexinFintech Holdings Ltd., ADR(a)(b)	87,128	796,350
Qudian Inc., ADR(a)(b)	144,662	299,450
SOS Ltd., ADR(a)	141,624	477,273
Yixin Group Ltd.(a)(e)	1,118,500	360,051
		3,216,873
Containers & Packaging — 0.5%
CPMC Holdings Ltd.	361,000	215,353
Greatview Aseptic Packaging Co. Ltd.	663,000	320,356
		535,709
Distributors — 0.6%
China Tobacco International HK Co. Ltd.	185,000	420,118
Xinhua Winshare Publishing and Media Co. Ltd., Class H	344,000	247,932
		668,050
Diversified Consumer Services — 5.0%
17 Education & Technology Group Inc., ADR(a)	30,708	149,241
China Beststudy Education Group	23,000	5,334
China Kepei Education Group Ltd.	326,000	248,832
China Maple Leaf Educational Systems Ltd.(a)(b)	1,394,000	302,052
China New Higher Education Group Ltd.(e)	735,000	559,075
China Online Education Group, ADR(a)	6,529	69,077
China Xinhua Education Group Ltd.(e)	418,000	123,339
Edvantage Group Holdings Ltd.	254,000	271,143
Fu Shou Yuan International Group Ltd.	979,000	1,043,918
Hope Education Group Co. Ltd.(e)	2,100,000	616,891
JH Educational Technology Inc.	360,000	224,974
Koolearn Technology Holding Ltd.(a)(e)	288,000	447,313
Minsheng Education Group Co. Ltd.(e)	832,000	138,071
OneSmart International Education Group Ltd., ADR(a)(b)	57,207	82,950
Scholar Education Group	126,000	86,660
Tianli Education International Holdings Ltd.	1,016,000	581,780
Wisdom Education International Holdings Co. Ltd.(b)	576,000	187,728
		5,138,378
Diversified Financial Services — 0.7%
CSSC Hong Kong Shipping Co. Ltd.	936,000	180,932
Haitong UniTrust International Leasing Co. Ltd.(e)	1,112,000	227,819

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
National Agricultural Holdings Ltd.(b)(c)	108,900	$140
Sheng Ye Capital Ltd.	327,500	314,381
		723,272
Electrical Equipment — 0.7%
China Fiber Optic Network System Group Ltd.(a)(c)	181,600	0	(d)
China High Speed Transmission Equipment Group Co. Ltd.(a)(b)	344,000	226,954
Hangzhou Steam Turbine Co. Ltd., Class B	245,223	387,876
Harbin Electric Co. Ltd., Class H(a)	552,000	155,034
Trony Solar Holdings Co. Ltd.(c)	216,000	0	(d)
		769,864
Electronic Equipment, Instruments & Components — 1.6%
Anxin-China Holdings Ltd.(c)	672,000	1
FIH Mobile Ltd.(a)(b)	2,824,000	429,055
MH Development Ltd.(a)(c)	112,000	16,742
PAX Global Technology Ltd.	625,000	780,204
Tongda Group Holdings Ltd.(a)	3,060,000	240,644
Zepp Health Corp., ADR(a)(b)	20,701	206,803
		1,673,449
Entertainment — 3.3%
BAIOO Family Interactive Ltd.(e)	792,000	171,303
Cathay Media And Education Group Inc.(a)(e)	340,000	283,861
CMGE Technology Group Ltd.	822,000	359,025
FriendTimes Inc.	504,000	165,504
Homeland Interactive Technology Ltd.	376,000	238,849
iDreamSky Technology Holdings Ltd.(a)(b)(e)	405,600	232,507
IMAX China Holding Inc.(e)	105,600	169,773
NetDragon Websoft Holdings Ltd.	209,000	617,731
Untrade SMI Holdings(a)(c)	267,200	0	(d)
XD Inc.(a)	149,200	1,209,715
		3,448,268
Equity Real Estate Investment Trusts (REITs) — 0.9%
China Merchants Commercial Real Estate
Investment Trust	545,000	196,534
Yuexiu REIT	1,375,000	727,824
		924,358
Food & Staples Retailing — 0.2%
111 Inc.(a)	23,493	228,587

Food Products — 2.3%
China Modern Dairy Holdings Ltd.(a)(b)	2,390,000	597,460
COFCO Joycome Foods Ltd.	1,962,000	864,402
Zhou Hei Ya International Holdings Co. Ltd.(b)(e)	689,000	879,236
		2,341,098
Gas Utilities — 0.9%
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	3,264,000	48,787
China Tian Lun Gas Holdings Ltd.(b)	272,500	288,799
Towngas China Co. Ltd.	868,000	570,554
		908,140
Health Care Equipment & Supplies — 4.2%
AK Medical Holdings Ltd.(e)	432,000	776,527
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)	66,600	240,245
China Isotope & Radiation Corp.(b)	45,600	176,306
Kangji Medical Holdings Ltd.	252,000	444,483
Lifetech Scientific Corp.(a)(b)	3,066,000	2,027,742
Peijia Medical Ltd.(a)(e)	144,000	536,719
Shanghai Kindly Medical Instruments Co. Ltd., Class H	30,400	166,062

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Untrade Hosa International Ltd.(c)	220,000	$0	(d)
		4,368,084
Health Care Providers & Services — 1.7%
China Resources Medical Holdings Co. Ltd.	725,500	773,124
Genertec Universal Medical Group Co. Ltd.(e)	814,500	744,098
IVD Medical Holding Ltd.	603,000	236,416
		1,753,638
Hotels, Restaurants & Leisure — 1.7%
BIT Mining Ltd., SP ADR(a)	19,392	153,585
CA Cultural Technology Group Ltd.(a)(b)	452,000	194,037
China Travel International Investment Hong Kong Ltd.(a)	2,028,000	331,920
GreenTree Hospitality Group Ltd., ADR(a)	12,405	183,842
Huangshan Tourism Development Co. Ltd., Class B	213,000	154,887
Shanghai Jin Jiang Capital Co. Ltd., Class H	1,120,000	272,801
Xiabuxiabu Catering Management China Holdings Co. Ltd.(e)	366,500	436,832
		1,727,904
Household Durables — 1.5%
Konka Group Co. Ltd., Class B	444,900	138,235
Q Technology Group Co. Ltd.	336,000	557,576
Skyworth Group Ltd.(a)	1,318,000	375,554
TCL Electronics Holdings Ltd.	695,000	461,919
		1,533,284
Independent Power and Renewable Electricity Producers — 2.1%
Beijing Energy International Holding Co. Ltd.(a)	5,044,000	178,729
Beijing Jingneng Clean Energy Co. Ltd., Class H	1,182,000	260,458
Canvest Environmental Protection Group Co. Ltd.	437,000	229,173
CGN New Energy Holdings Co. Ltd.(a)	1,086,000	337,009
China Datang Corp. Renewable Power Co. Ltd., Class H	1,880,000	419,091
China Everbright Greentech Ltd.(e)	583,000	226,086
Concord New Energy Group Ltd.	4,710,000	315,234
GCL New Energy Holdings Ltd.(a)	6,192,000	183,341
		2,149,121
Industrial Conglomerates — 0.6%
Shanghai Industrial Holdings Ltd.	364,000	578,896

Insurance — 0.5%
Fanhua Inc., ADR	36,760	488,540

Interactive Media & Services — 1.9%
Inke Ltd.(a)	864,000	259,341
Meitu Inc.(a)(e)	1,810,000	459,130
Qutoutiao Inc., ADR(a)(b)	62,652	135,328
Sohu.com Ltd., ADR(a)	25,966	457,781
So-Young International Inc., ADR(a)(b)	21,244	208,191
Tongdao Liepin Group(a)	162,200	484,872
		2,004,643
Internet & Direct Marketing Retail — 0.7%
Cango Inc./KY, ADR	19,152	110,124
Maoyan Entertainment(a)(b)(e)	348,800	596,824
		706,948
IT Services — 3.4%
Chinasoft International Ltd.	2,060,000	2,649,869
Digital China Holdings Ltd.	621,000	421,105
Hi Sun Technology China Ltd.(a)	1,635,000	307,371
INESA Intelligent Tech Inc., Class B	270,000	113,611
		3,491,956
Life Sciences Tools & Services — 0.7%
Viva Biotech Holdings(e)	540,000	756,883

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 2.2%
China Yuchai International Ltd.	12,081	$193,054
CIMC Enric Holdings Ltd.	592,000	554,406
CIMC Vehicles Group Co. Ltd., Class H(e)	155,000	136,731
First Tractor Co. Ltd., Class H(a)	360,000	193,952
Kama Co. Ltd., Class B(a)	8,306	2,600
Lonking Holdings Ltd.	1,605,000	560,258
Shang Gong Group Co. Ltd., Class B(a)	10,500	3,465
Shanghai Diesel Engine Co. Ltd., Class B	317,065	146,518
Shanghai Highly Group Co. Ltd., Class B	235,340	120,965
Sunpower Group Ltd.	226,800	164,582
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	188,800	227,949
		2,304,480
Media — 1.6%
BC Technology Group Ltd.(a)	144,000	355,069
iClick Interactive Asia Group Ltd., ADR(a)(b)	50,193	570,694
Joy Spreader Interactive Technology Ltd.(a)	504,000	174,583
Mobvista Inc.(a)(b)(e)	388,000	404,816
Netjoy Holdings Ltd.(a)	144,000	139,167
		1,644,329
Metals & Mining — 2.2%
China Metal Recycling Holdings Ltd.(a)(c)	184,800	0	(d)
China Oriental Group Co. Ltd.	942,000	306,416
China Zhongwang Holdings Ltd.(a)	1,386,400	347,971
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	219,900	303,547
Jinchuan Group International Resources Co. Ltd.(b)	2,720,000	461,991
Shougang Fushan Resources Group Ltd.	1,732,000	459,210
Tiangong International Co. Ltd.(b)	836,000	373,512
Untrade Real Gold Mining(c)	126,000	0	(d)
Untrade Youyuan Holdings, NVS(b)(c)	120,000	2,412
		2,255,059
Oil, Gas & Consumable Fuels — 0.9%
Inner Mongolia Yitai Coal Co. Ltd., Class B	905,300	577,203
Sinopec Kantons Holdings Ltd.(b)	866,000	341,379
		918,582
Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(c)	306,000	0	(d)
Qunxing Paper Holdings Co. Ltd.(c)	148,000	0	(d)
Superb Summit International Group Ltd.(a)(c)	2,975	2
		2
Pharmaceuticals — 6.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	230,000	408,024
China Animal Healthcare Ltd.(a)(c)	140,000	0	(d)
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	874,000	911,062
China Shineway Pharmaceutical Group Ltd.(b)	266,000	289,459
Consun Pharmaceutical Group Ltd.	344,000	254,828
Hua Han Health Industry Holdings Ltd.(a)(b)(c)	651,960	1
Hua Medicine(a)(e)	540,000	343,956
Lee's Pharmaceutical Holdings Ltd.(b)	209,000	129,013
Luye Pharma Group Ltd.(b)(e)	1,496,500	1,065,507
Ocumension Therapeutics(a)(e)	126,000	461,849
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	228,000	165,956
Shanghai Haixin Group Co., Class B	378,063	130,092
Sihuan Pharmaceutical Holdings Group Ltd.(b)	3,120,000	1,529,022
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class S	144,000	141,048
Tong Ren Tang Technologies Co. Ltd., Class H	518,000	520,610

Security	Shares	Value

Pharmaceuticals (continued)

YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(e)	204,800	$196,585
		6,547,012
Professional Services — 0.1%
Renrui Human Resources Technology Holdings Ltd.(a)	37,800	115,738

Real Estate Management & Development — 16.8%
Aoyuan Healthy Life Group Co. Ltd.(b)	228,000	171,037
Beijing Capital Land Ltd., Class H(a)	1,178,000	163,800
Beijing North Star Co. Ltd., Class H	516,000	97,098
C&D International Investment Group Ltd.(a)	302,000	550,901
C&D Property Management Group Co. Ltd.(a)	324,000	201,460
Central China Management Co. Ltd.(a)	773,038	262,962
Central China New Life Ltd.(b)	266,000	249,480
Central China Real Estate Ltd.	737,038	202,282
China Logistics Property Holdings Co. Ltd.(a)(e)	555,000	301,034
China Merchants Land Ltd.	1,022,000	146,133
China Overseas Grand Oceans Group Ltd.	1,449,000	917,960
China SCE Group Holdings Ltd.	1,451,800	660,050
China South City Holdings Ltd.	3,706,000	410,625
China Vast Industrial Urban Development Co. Ltd.(b)(e)	325,000	127,681
Colour Life Services Group Co. Ltd.(b)	342,000	150,677
Cosmopolitan International Holdings Ltd.(a)	1,550,000	225,683
DaFa Properties Group Ltd.	228,000	183,613
Datang Group Holdings Ltd.	255,000	171,285
Dexin China Holdings Co. Ltd.	735,000	301,715
E-House China Enterprise Holdings Ltd.	610,200	606,391
Excellence Commercial Property & Facilities Management Group Ltd.(a)	249,000	316,518
Fantasia Holdings Group Co. Ltd.	1,350,000	179,085
Ganglong China Property Group Ltd.	433,000	248,408
Gemdale Properties & Investment Corp. Ltd.	5,442,000	799,578
Glory Sun Financial Group Ltd.(a)	9,668,000	294,097
Greenland Hong Kong Holdings Ltd.	701,000	240,150
Guorui Properties Ltd.	210,000	8,389
Huijing Holdings Co. Ltd.(a)(b)	684,000	173,631
Jiayuan International Group Ltd.	1,246,000	634,166
Jingrui Holdings Ltd.	469,000	137,783
JY Grandmark Holdings Ltd.	376,000	150,189
Kaisa Prosperity Holdings Ltd.	50,250	200,492
KWG Living Group Holdings Ltd.(a)	775,000	809,757
Leading Holdings Group Ltd.(a)	252,000	260,088
LVGEM China Real Estate Investment Co. Ltd.	866,000	235,444
Poly Property Group Co. Ltd.	1,705,000	487,439
Powerlong Commercial Management Holdings Ltd.	142,000	551,804
Radiance Holdings Group Co. Ltd.	647,000	365,980
Redco Properties Group Ltd.(e)	870,000	305,090
Redsun Properties Group Ltd.	902,000	310,317
Road King Infrastructure Ltd.	207,000	274,848
Ronshine China Holdings Ltd.	492,000	334,828
Shanghai Industrial Urban Development Group Ltd.	1,584,000	157,012
Shoucheng Holdings Ltd.	1,767,600	410,133
Shui On Land Ltd.	3,038,000	508,801
Sichuan Languang Justbon Services Group Co. Ltd., Class H(b)	44,200	294,694
Sino-Ocean Group Holding Ltd.	2,511,000	526,880
Skyfame Realty Holdings Ltd.	2,180,000	280,871
SOHO China Ltd.(a)	1,735,000	536,344
Sunkwan Properties Group Ltd.(a)	496,000	162,971
Xinji Shaxi Group Co. Ltd.	57,000	8,813

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Yincheng International Holding Co. Ltd.	380,000	$176,268
Yuzhou Group Holdings Co. Ltd.	1,705,000	489,463
Zhuguang Holdings Group Co. Ltd.(a)(b)	1,462,000	459,537
		17,431,735
Road & Rail — 0.1%
Shanghai Jin Jiang Online Network Service Co. Ltd., Class B	133,939	94,530
Semiconductors & Semiconductor Equipment — 5.9%
GCL-Poly Energy Holdings Ltd.(a)(b)	18,365,000	4,685,372
JinkoSolar Holding Co. Ltd., ADR(a)(b)	29,783	1,090,356
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	208,000	347,197
		6,122,925
Software — 0.9%
AsiaInfo Technologies Ltd.(e)	144,000	237,686
Bit Digital Inc.(a)	31,284	264,350
Inspur International Ltd.(a)	404,000	106,762
Newborn Town Inc.(a)	360,000	321,759
		930,557
Specialty Retail — 0.9%
Boshiwa International Holding Ltd.(c)	67,000	0	(d)
China Harmony Auto Holding Ltd.	686,500	312,251
China ZhengTong Auto Services Holdings Ltd.(a)	283,500	21,946
Mulsanne Group Holding Ltd.(a)(b)(e)	209,000	160,233
Pou Sheng International Holdings Ltd.(a)	1,844,000	455,765
		950,195
Technology Hardware, Storage & Peripherals — 0.9%
Canaan Inc., ADR(a)	72,684	610,546
Ebang International Holdings Inc., Class A(a)(b)	117,308	339,020
		949,566
Textiles, Apparel & Luxury Goods — 2.2%
361 Degrees International Ltd.(a)	699,000	314,282
China Dongxiang Group Co. Ltd.	2,498,000	312,193
China Lilang Ltd.	344,000	216,308
Cosmo Lady China Holdings Co. Ltd.(a)(e)	43,000	5,652
Fuguiniao Co. Ltd.(c)	43,200	0	(d)
JNBY Design Ltd.	135,000	247,356
Xtep International Holdings Ltd.(b)	1,080,000	1,155,315
		2,251,106
Trading Companies & Distributors — 0.2%
China Aircraft Leasing Group Holdings Ltd.	217,500	172,921

Security	Shares	Value

Trading Companies & Distributors (continued)
CITIC Resources Holdings Ltd.(a)	210,037	$8,660
		181,581
Transportation Infrastructure — 1.9%
Anhui Expressway Co. Ltd., Class H	380,000	253,988
COSCO SHIPPING International Hong Kong Co. Ltd.	472,000	163,648
Hainan Meilan International Airport Co. Ltd., Class H(a)	162,000	746,032
Sichuan Expressway Co. Ltd., Class H	548,000	134,878
Tianjin Port Development Holdings Ltd.	1,626,000	142,468
Yuexiu Transport Infrastructure Ltd.	866,000	526,890
		1,967,904
Water Utilities — 0.6%
China Everbright Water Ltd.(b)	768,500	150,794
China Water Affairs Group Ltd.(b)	658,000	506,160
		656,954
Total Common Stocks — 99.4%
(Cost: $100,041,221)		102,861,444

Short-Term Investments

Money Market Funds — 20.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	20,698,593	20,711,012

Total Short-Term Investments — 20.0%
(Cost: $20,706,077)		20,711,012

Total Investments in Securities — 119.4%
(Cost: $120,747,298)		123,572,456

Other Assets, Less Liabilities — (19.4)%		(20,047,331)

Net Assets — 100.0%		$103,525,125

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Rounds to less than $1.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales		Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,354,349	$12,359,744	(a)	$—		$(2,158)	$(923)	$20,711,012	20,698,593	$268,641	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	40,000	—		(40,000	)(a)	—	—	—	—	25		—
						$(2,158)	$(923)	$20,711,012		$268,666		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI China Index	10	06/18/21	$601	$11,719

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,188,638	$83,491,252	$181,554	$102,861,444
Money Market Funds	20,711,012	—	—	20,711,012
	$39,899,650	$83,491,252	$181,554	$123,572,456
Derivative financial instruments(a)
Assets
Futures Contracts	$11,719	$—	$—	$11,719

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares